Note 2 - Summary of Significant Accounting Policies (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (21,948)	$ (36,280)	$ (68,208)
Retained Earnings (Accumulated Deficit)	(396,302)	(375,276)
Net Cash Provided by (Used in) Operating Activities	(16,474)	(28,151)	$ (47,242)
Net Current Assets	10,461
Cash, Cash Equivalents, and Short-Term Investments	17,943
Debt Securities, Available-for-sale, Allowance for Credit Loss, Ending Balance	0
Accounts Receivable, Allowance for Credit Loss	0
Impairment of Long-Lived Assets to be Disposed of	$ 0	$ 0		$ 0
Number of Reportable Segments	2
Depreciation of RMB Against U.S. Dollar, Percent	2.90%	8.20%	2.30%
Cash Subsidies for Research and Development Expenses [Member]
Government Assistance, Income, Increase (Decrease)	$ 831